General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated in October 2009 under the laws of the State of Israel and it engages mainly in the development of technology for encoding, compressing and optimizing images and videos. In February 2024, the Company launched its next generation product, Beamr Cloud, a cloud-based Software-as-a-Service (“SaaS”) solution accelerated by NVIDIA GPUs. Beamr Cloud Video SaaS, initially operating over and integrated with AWS, aims to simplify video processing and make it accessible and affordable. In June 2024, the Company made its SaaS solution available on Oracle Cloud Infrastructure.

The Company’s Ordinary Shares began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “BMR” on February 28, 2023 in connection with its initial public offering transaction (“U.S. IPO”) (see Note 10C below).

B.	Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. and Canadian markets.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned Russian limited partnership, Beamr Imaging RU LLC, (“Beamr Imaging RU”) for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software products and raising capital for such purposes. The development and commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenue from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the year ended December 31, 2024, the Company had net losses of $3,353. As of December 31, 2024, the Company had an accumulated deficit of $35,024. Management plans to finance its operations through sales of the Company’s equity securities and through revenues generated from the sales of its software products. In addition, management believes that the new SaaS solution for video optimization technology will allow the Company to potentially access new customers and new markets.

During the year ended December 31, 2022, the Company raised net proceeds of $887 through a funding agreement with IBI Spikes Ltd. (see also Note 6). During the year ended December 31, 2023, the Company raised net proceeds of $6,382 and $49 through completion of the U.S. IPO and exercises of options into Ordinary Shares, respectively (see also Note 10B and Note 11, respectively). During the year ended December 31, 2024, the Company raised gross proceeds of $13,800 and $795 through completion of an underwritten public offering and exercises of options into Ordinary Shares (see also Note 10C and Note 11, respectively).

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient funds to fund its planned operations for at least the next 12 months.

D.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development and design, quality assurance and support in Russia using personnel located there. While some of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations or sell any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities. As of December 31, 2024, three employees have relocated from Russia to other locations of the Company.

E.	The impact of Iron Sword War (Israel-Hamas war)

On October 7, 2023, the Hamas organization launched a series of deadly terror attacks on civilian and military targets skirting the Gaza Strip in the southern part of Israel and fired rockets on many of the communities in southern and central Israel. Following the attack, Israel’s security cabinet declared war and commenced a military campaign in Gaza against Hamas. On January 19, 2025, a temporary ceasefire went into effect, the result of which is uncertain. As of the date of these consolidated financial statements management regularly monitors developments and acts in accordance with the guidelines of the various authorities and as of the approval date of these financial statements believes there is no significant impact on its activities.